Employee Share Ownership Plans - Summary of Employee Share Awards (Detail) - 12 months ended Jun. 30, 2020	shares yr £ / shares	shares yr $ / shares
BHP Group Limited [Member] | STIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	513,991	513,991
Number of awards issued during the year	157,865	157,865
Number of awards vested and exercised	294,713	294,713
Number of awards lapsed	3	3
Number of awards at the end of the financial year	377,140	377,140
Weighted average remaining contractual life (years) | yr	0.5	0.5
Weighted average share price at exercise date | $ / shares		$ 35.33
BHP Group Limited [Member] | GSTIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	1,142,484	1,142,484
Number of awards vested and exercised	1,130,443	1,130,443
Number of awards at the end of the financial year	12,041	12,041
Weighted average remaining contractual life (years) | yr	0.2	0.2
Weighted average share price at exercise date | $ / shares		$ 35.51
BHP Group Limited [Member] | LTIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	5,730,889	5,730,889
Number of awards issued during the year	809,055	809,055
Number of awards lapsed	1,602,438	1,602,438
Number of awards at the end of the financial year	4,937,506	4,937,506
Weighted average remaining contractual life (years) | yr	1.7	1.7
BHP Group Limited [Member] | Transitional OMC awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	23,420	23,420
Number of awards vested and exercised	19,439	19,439
Number of awards lapsed	3,981	3,981
Weighted average share price at exercise date | $ / shares		$ 35.25
BHP Group Limited [Member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	11,490,345	11,490,345
Number of awards issued during the year	3,898,575	3,898,575
Number of awards vested and exercised	3,465,901	3,465,901
Number of awards lapsed	763,029	763,029
Number of awards at the end of the financial year	11,159,990	11,159,990
Number of awards vested and exercisable at the end of the financial year	25,549	25,549
Weighted average remaining contractual life (years) | yr	1.2	1.2
Weighted average share price at exercise date | $ / shares		$ 35.62
BHP Group Limited [Member] | Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	3,857,145	3,857,145
Number of awards issued during the year	2,483,483	2,483,483
Number of awards vested and exercised	1,985,787	1,985,787
Number of awards lapsed	297,459	297,459
Number of awards at the end of the financial year	4,057,382	4,057,382
Weighted average remaining contractual life (years) | yr	1.3	1.3
Weighted average share price at exercise date | $ / shares		$ 32.16
BHP Group Plc [member] | GSTIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	29,426	29,426
Number of awards vested and exercised	29,426	29,426
Weighted average share price at exercise date | £ / shares	£ 17.14
BHP Group Plc [member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	273,031	273,031
Number of awards issued during the year	80,033	80,033
Number of awards vested and exercised	76,267	76,267
Number of awards lapsed	58,394	58,394
Number of awards at the end of the financial year	218,403	218,403
Weighted average remaining contractual life (years) | yr	1.1	1.1
Weighted average share price at exercise date | £ / shares	£ 17.14
BHP Group Plc [member] | Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	224,070	224,070
Number of awards issued during the year	142,168	142,168
Number of awards vested and exercised	116,005	116,005
Number of awards lapsed	20,771	20,771
Number of awards at the end of the financial year	229,462	229,462
Weighted average remaining contractual life (years) | yr	1.3	1.3
Weighted average share price at exercise date | £ / shares	£ 12.96